Other Income - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income [Abstract]
Government grant	$ 4,817	$ 68,529	$ 70,612
Interest income on bank deposits	338	557	595
Other	30,509	27	201
Other income, total	$ 35,664	$ 69,113	$ 71,408